UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Harrison Street Securities, LLC
Address: 71 S. Wacker Drive
         Suite 3575
         Chicago, IL  60606

13F File Number:  028-14583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James P. McNamara
Title:     Director of Operations
Phone:     312-582-2861

Signature, Place, and Date of Signing:

 /s/    James P. McNamara     Chicago, IL     August 14, 2012

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-10906                     Henderson Global Investors Ltd

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $25,778 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109      887    12200 SH       SOLE                    12200        0        0
AMERICAN TOWER CORP NEW        COM              03027X100     1912    27350 SH       SOLE                    27350        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101      984    36400 SH       SOLE                    36400        0        0
BIOMED REALTY TRUST INC        COM              09063H107      941    50400 SH       SOLE                    50400        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102     1056    15600 SH       SOLE                    15600        0        0
CBL & ASSOC PPTYS INC          COM              124830100      567    29030 SH       SOLE                    29030        0        0
DIGITAL RLTY TR INC            COM              253868103     1101    14665 SH       SOLE                    14665        0        0
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106      851    29800 SH       SOLE                    29800        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105      490    11920 SH       SOLE                    11920        0        0
ESSEX PPTY TR INC              COM              297178105      947     6150 SH       SOLE                     6150        0        0
EXTRA SPACE STORAGE INC        COM              30225T102      633    20700 SH       SOLE                    20700        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103     1127    62300 SH       SOLE                    62300        0        0
INLAND REAL ESTATE CORP        COM NEW          457461200      431    51447 SH       SOLE                    51447        0        0
KIMCO RLTY CORP                COM              49446R109     1136    59705 SH       SOLE                    59705        0        0
MEDICAL PPTYS TRUST INC        COM              58463J304      590    61300 SH       SOLE                    61300        0        0
RAYONIER INC                   COM              754907103      999    22250 SH       SOLE                    22250        0        0
REGENCY CTRS CORP              COM              758849103      630    13250 SH       SOLE                    13250        0        0
RLJ LODGING TR                 COM              74965L101      602    33200 SH       SOLE                    33200        0        0
SABRA HEALTH CARE REIT INC     COM              78573L106      737    43100 SH       SOLE                    43100        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     2887    18550 SH       SOLE                    18550        0        0
SL GREEN RLTY CORP             COM              78440X101     1386    17275 SH       SOLE                    17275        0        0
STAG INDL INC                  COM              85254J102      845    57975 SH       SOLE                    57975        0        0
STRATEGIC HOTELS & RESORTS I   COM              86272T106      586    90700 SH       SOLE                    90700        0        0
UDR INC                        COM              902653104      953    36900 SH       SOLE                    36900        0        0
VENTAS INC                     COM              92276F100     2100    33272 SH       SOLE                    33272        0        0
WYNN RESORTS LTD               COM              983134107      400     3860 SH       SOLE                     3860        0        0